STRATTON MUTUAL FUNDS

Stratton Multi-Cap Fund, Inc.

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

Supplement dated July 10, 2009 to the Prospectus dated May 1, 2009

This Supplement provides information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Stratton Monthly Dividend REIT Shares, Inc.

Effective September 30, 2009, the name of Stratton Monthly Dividend REIT Shares, Inc. (SMDS) will be changed to Stratton Real Estate Fund, Inc. All references to “Stratton Monthly Dividend REIT Shares, Inc.” should be replaced with “Stratton Real Estate Fund, Inc.” Additionally, the fund will no longer declare dividends on a monthly basis. Rather, the fund expects to declare and pay dividends, if any, semi-annually, however it may declare and pay dividends more frequently.

The “Stratton Monthly Dividend REIT Shares” section on pages 5 and 6 of the Prospectus is renamed “Stratton Real Estate Fund” and is replaced with the following:

Investment Objective	The fund’s investment objective is total return through investment in real estate securities. In pursuing total return, the fund will emphasize both capital appreciation and current income.

Principal Investment Strategies	Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its assets in securities of real estate and real estate related companies, or in companies which own significant real estate assets at the time of purchase (“real estate companies”) and may include Real Estate Investment Trusts (“REITs”). A real estate company generally derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate, or has at least 50% of its assets in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties.

Examples of companies that might be included in the Stratton Real Estate Fund portfolio are, but are not limited to, the following:

REITs; real estate operating companies; homebuilders; companies engaged in the construction, distribution, sale and financing of manufactured housing; hotel and hotel management companies; real estate brokerage companies and/or management companies; financial institutions that make or service mortgage loans; manufacturers or distributors of construction materials and/or building supplies; mortgage or title insurance companies; lumber, paper, forest product, timber and mining and oil companies; companies with significant real estate holdings such as supermarkets, restaurant chains and retail chains.

The fund may invest in equity securities of issuers of any size and debt securities of any maturities.

The fund may invest in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depository receipts for such securities.

Principal Investment Risks	The value of your investment will go up and down, which means you could lose money when you sell your shares. There are risks involved with any investment, but the risks associated with an investment in this fund include:

•	Stock Market Risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down.

•

Real Estate Market and REIT Risk, or the risk that your investment may be affected by conditions in the real estate industry such as declining property values due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and as a result of poor management.

•	Investment Category Risk, or the risk that the fund’s concentration in REIT securities may produce a greater risk of loss than a non-concentrated mutual fund.

•	Small-Cap Stock Risk, or the risk that the fund’s investment in small-cap stock companies may be subject to greater earnings and price volatility in comparison to larger companies.

•

Foreign Securities Risk, or the risk that the fund’s investment may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of markets.

•

Debt Securities Risk, or the risk that the value of the debt security will fall if interest rates rise or as a result of other factors including the performance of the issuer, the market perception of the issuer or general economic conditions. Debt securities having longer maturities involve greater risk of fluctuations in value.

•	Manager Risk, or the risk that the portfolio manager’s strategy may fail to produce the intended results.

Who may want to invest in Stratton Real Estate Fund?

You may want to invest in this fund if you:

•	are investing for retirement or other long-term goals

•	can tolerate performance that varies from year to year

The second sentence of the “Dividends and Distributions” section on page 27 of the Prospectus is replaced with the following:

Dividends and Distributions	Stratton Real Estate Fund generally declares and pays dividends, if any, on a semi-annual basis, however it may declare and pay dividends more frequently.

All Funds

The second paragraph in the “Temporary Investments” section contained under “Investment Policies and Risk Considerations” on page 15 of the Prospectus is replaced with the following:

For temporary defensive purposes, the funds may invest, without limitation, in non-convertible preferred stocks, debt securities and domestic corporate and government fixed income obligations. To the extent such investments are made, the funds may not achieve their investment objectives.

The “Redemption Fee” section contained under “How To Redeem Fund Shares” on page 21 of the Prospectus is replaced with the following:

Redemption Fee

If you sell or exchange your shares within 120 days after the purchase date, you may be charged a redemption fee of 1.50% of the total redemption amount. This fee is retained by the funds to offset the brokerage commissions, market impact and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the shares that have been held the longest will be redeemed first.

The funds, in their discretion, are authorized to waive the redemption fee for the following transactions:

•

Redemptions from omnibus accounts, fee-based programs and employer-sponsored defined contribution plans maintained by financial intermediaries that they are unable to impose a redemption fee on their underlying customer accounts;

•

Redemptions effected pursuant to asset allocation programs, wrap fee programs and other investment programs offered by financial institutions where investment decisions are made on a discretionary basis by investment professionals;

•	Redemptions pursuant to systematic withdrawal plans and automatic exchange plans;

•	Redemptions of shares acquired by reinvestment of dividends, distributions or other payments from the funds;

•	Redemptions due to death or the post-purchase disability of the shareholder of the account;

•	Redemptions to satisfy minimum required distributions from retirement accounts;

•	Redemptions representing the return of excess contributions in retirement accounts; and

•	Redemptions initiated by the funds.

In addition to the circumstances noted above, the funds reserve the right to waive the redemption fee in their discretion where they believe such waiver is consistent with the best interests of the funds, to the extent permitted by law.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STRATTON MUTUAL FUNDS

Stratton Multi-Cap Fund, Inc.

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

Supplement dated July 10, 2009 to the

Statement of Additional Information dated May 1, 2009

This Supplement provides information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Stratton Monthly Dividend REIT Shares, Inc.

Effective September 30, 2009, the name of Stratton Monthly Dividend REIT Shares, Inc. (SMDS) will be changed to Stratton Real Estate Fund, Inc. All references to “Stratton Monthly Dividend REIT Shares, Inc.” should be replaced with “Stratton Real Estate Fund, Inc.” Additionally, the fund will no longer declare dividends on a monthly basis. Rather, the fund expects to declare and pay dividends, if any, semi-annually, however it may declare and pay dividends more frequently.

All Funds

The fourth sentence in the paragraph immediately beneath the heading “Temporary Investments” under the “Investment Strategies and Risks” section on page 3 is replaced with the following:

The funds may also invest, for temporary defensive purposes, without limitation, in non-convertible preferred stocks, debt securities and domestic corporate and government fixed income obligations.

The paragraphs Preferred Securities and Debt Securities and Fixed Income Obligations under the “Investment Strategies and Risks” section on page 5 will include Stratton Real Estate Fund, Inc. and Stratton Small-Cap Value Fund.

The following will be inserted beneath the paragraph Securities of Non-U.S. Companies Traded on U.S. Stock Exchanges in the “Additional Non-Fundamental Investment Strategies” section on page 6 of the Statement of Additional Information:

Foreign Securities. The funds may, from time to time, in accordance with their respective investment policies, invest in foreign securities. Investments in foreign securities denominated in foreign currencies and/or traded outside of the United States require consideration of certain risks typically not associated with investing in U.S. securities or property. Such risks include, among other things, trade balances and imbalances and related economic policies, unfavorable currency exchange rate fluctuations, imposition of exchange control regulation by the United States or foreign governments, United States and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the United States and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of United States’ companies. Securities markets outside the United States, while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable United States’ companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S.

markets. There also may be less extensive regulation of the securities markets in particular countries than in the United States.

Debt Securities. The funds may, from time to time, in accordance with their respective investment policies, invest in debt securities. Investments in debt securities pose different risks than investments in equity securities. The value of fixed income securities generally will fall if interest rates rise. The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions. These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations. Fixed income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

The second paragraph under the “Redemption Information” section on page 21 of the Statement of Additional Information is replaced with the following:

Redemption Information

If you sell or exchange your shares within 120 days after the purchase date, you may be charged a redemption fee of 1.50% of the total redemption amount. This fee is retained by the funds to offset the brokerage commissions, market impact and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the shares that have been held the longest will be redeemed first.

The funds, in their discretion, are authorized to waive the redemption fee for the following transactions:

•

Redemptions from omnibus accounts, fee-based programs and employer-sponsored defined contribution plans maintained by financial intermediaries that they are unable to impose a redemption fee on their underlying customer accounts;

•

Redemptions effected pursuant to asset allocation programs, wrap fee programs and other investment programs offered by financial institutions where investment decisions are made on a discretionary basis by investment professionals;

•	Redemptions pursuant to systematic withdrawal plans and automatic exchange plans;

•	Redemptions of shares acquired by reinvestment of dividends, distributions or other payments from the funds;

•	Redemptions due to death or the post-purchase disability of the shareholder of the account;

•	Redemptions to satisfy minimum required distributions from retirement accounts;

•	Redemptions representing the return of excess contributions in retirement accounts; and

•	Redemptions initiated by the funds.

In addition to the circumstances noted above, the funds reserve the right to waive the redemption fee in their discretion where they believe such waiver is consistent with the best interests of the funds, to the extent permitted by law.

The following will be inserted immediately above the paragraph State and Local Taxes in the “Information Concerning Taxes” section on page 23 of the Statement of Additional Information:

It is expected that Stratton Real Estate Fund, Inc. will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. Stratton Real Estate Fund, Inc. is not expected to hold sufficient stock or securities in foreign corporations to elect to pass those taxes through to investors as a foreign tax credit.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE